UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05482

Deutsche High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2015 (Unaudited)

Deutsche High Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 119.4%
Consumer Discretionary 22.2%
Ally Financial, Inc.:
3.25%, 2/13/2018		1,125,000	1,125,000
3.5%, 1/27/2019		885,000	887,212
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	269,750
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	98,775
AmeriGas Finance LLC:
6.75%, 5/20/2020		545,000	581,787
7.0%, 5/20/2022		415,000	444,050
APX Group, Inc., 6.375%, 12/1/2019		220,000	220,550
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		665,000	696,587
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	380,625
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	312,375
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		800,000	838,000
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	460,575
Cablevision Systems Corp.:
5.875%, 9/15/2022		130,000	134,550
8.0%, 4/15/2020		70,000	79,713
CCO Holdings LLC:
7.0%, 1/15/2019		125,000	130,000
7.375%, 6/1/2020		65,000	69,550
CCOH Safari LLC:
5.5%, 12/1/2022		2,215,000	2,289,756
5.75%, 12/1/2024		415,000	429,525
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		710,000	709,112
144A, 6.375%, 9/15/2020		1,205,000	1,277,300
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	282,825
Series B, 6.5%, 11/15/2022		390,000	411,450
Series A, 7.625%, 3/15/2020		65,000	68,088
Series B, 7.625%, 3/15/2020		1,655,000	1,750,162
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	167,400
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		940,000	959,975
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		200,000	208,000
Dana Holding Corp., 5.5%, 12/15/2024		245,000	252,962
Delphi Corp., 5.0%, 2/15/2023		305,000	328,256
DISH DBS Corp.:
4.25%, 4/1/2018		320,000	321,600
4.625%, 7/15/2017		190,000	194,513
5.0%, 3/15/2023		415,000	399,437
5.125%, 5/1/2020		1,400,000	1,412,250
6.75%, 6/1/2021		80,000	85,300
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		1,340,000	1,400,300
144A, 5.75%, 3/1/2023		420,000	442,050
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		560,000	560,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		465,000	509,175
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		370,000	384,337
7.5%, 7/15/2020		130,000	139,100
11.5%, 7/15/2020		435,000	500,250
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	191,188
iHeartCommunications, Inc.:
9.0%, 12/15/2019		620,000	612,250
11.25%, 3/1/2021		150,000	154,500
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		140,000	131,250
L Brands, Inc., 7.0%, 5/1/2020		185,000	213,213
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	60,900
144A, 7.0%, 9/1/2020		410,000	439,725
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		265,000	278,912
Mediacom Broadband LLC:
5.5%, 4/15/2021		65,000	66,138
6.375%, 4/1/2023		465,000	489,994
Mediacom LLC, 7.25%, 2/15/2022		125,000	135,000
MGM Resorts International:
6.0%, 3/15/2023		375,000	390,000
6.75%, 10/1/2020		520,000	568,425
7.5%, 6/1/2016		105,000	111,300
7.625%, 1/15/2017		290,000	313,200
8.625%, 2/1/2019		580,000	667,000
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		185,000	189,163
Numericable-SFR:
144A, 4.875%, 5/15/2019		615,000	615,000
144A, 6.0%, 5/15/2022		920,000	936,100
144A, 6.25%, 5/15/2024		270,000	277,155
Penske Automotive Group, Inc., 5.375%, 12/1/2024		885,000	915,975
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	172,838
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		185,000	196,563
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	229,900
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		475,000	524,913
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	140,350
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		125,000	133,125
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		250,000	263,437
Springs Industries, Inc., 6.25%, 6/1/2021		340,000	332,350
Starz LLC, 5.0%, 9/15/2019		175,000	180,250
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		175,000	173,031
UCI International, Inc., 8.625%, 2/15/2019		125,000	115,313
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,020,000	1,076,100
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		140,000	150,325
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		220,000	245,850
Visant Corp., 10.0%, 10/1/2017		60,000	54,150
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		215,000	224,944

			34,207,549
Consumer Staples 3.0%
Big Heart Pet Brands, 7.625%, 2/15/2019		301,000	307,170
Chiquita Brands International, Inc., 7.875%, 2/1/2021		43,000	47,193
Constellation Brands, Inc., 7.25%, 9/1/2016		930,000	1,005,330
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		535,000	493,537
144A, 6.75%, 1/1/2020		245,000	245,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	414,750
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		615,000	627,300
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		630,000	662,694
144A, 8.25%, 2/1/2020		180,000	190,800
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		115,000	117,587
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		65,000	55,250
Smithfield Foods, Inc., 6.625%, 8/15/2022		11,000	11,963
The WhiteWave Foods Co., 5.375%, 10/1/2022		245,000	263,069
U.S. Foods, Inc., 8.5%, 6/30/2019		215,000	225,481

			4,667,124
Energy 12.3%
Antero Resources Corp., 5.125%, 12/1/2022		430,000	423,550
Antero Resources Finance Corp., 5.375%, 11/1/2021		315,000	317,362
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		90,000	85,725
144A, 5.625%, 6/1/2024		115,000	108,474
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		220,000	174,900
6.75%, 11/1/2020		495,000	418,275
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		145,000	149,350
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		245,000	193,550
8.625%, 10/15/2020		20,000	16,400
California Resources Corp.:
144A, 5.0%, 1/15/2020		1,035,000	949,612
144A, 5.5%, 9/15/2021		434,000	396,025
144A, 6.0%, 11/15/2024		170,000	151,513
Chaparral Energy, Inc., 7.625%, 11/15/2022		195,000	144,300
Chesapeake Energy Corp.:
5.75%, 3/15/2023		555,000	579,281
6.125%, 2/15/2021		60,000	63,750
Concho Resources, Inc., 5.5%, 4/1/2023		245,000	253,575
Continental Resources, Inc., 3.8%, 6/1/2024		555,000	517,410
Crestwood Midstream Partners LP, 6.125%, 3/1/2022		190,000	190,950
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		175,000	186,375
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		645,000	625,650
EP Energy LLC, 6.875%, 5/1/2019		395,000	404,875
EV Energy Partners LP, 8.0%, 4/15/2019		1,150,000	1,086,060
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		225,000	212,063
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	121,875
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	162,000
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		245,000	198,450
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	493,283
Linn Energy LLC, 6.25%, 11/1/2019		140,000	119,350
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	232,200
144A, 7.0%, 3/31/2024		805,000	783,869
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		225,000	216,000
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		350,000	373,187
Newfield Exploration Co., 5.75%, 1/30/2022		225,000	235,687
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		665,000	611,800
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		380,000	372,400
6.875%, 1/15/2023		260,000	251,550
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	159,000
5.875%, 3/1/2022		35,000	38,238
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		350,000	352,187
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		740,000	757,575
5.625%, 4/15/2023		165,000	168,713
144A, 5.625%, 3/1/2025 (b)		310,000	311,550
5.75%, 5/15/2024		1,020,000	1,042,950
SESI LLC, 7.125%, 12/15/2021		430,000	431,075
Seventy Seven Energy, Inc., 6.5%, 7/15/2022		55,000	28,600
Seventy Seven Operating LLC, 6.625%, 11/15/2019		235,000	188,588
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	354,650
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		95,000	96,663
144A, 5.0%, 1/15/2018		660,000	686,400
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		310,000	322,400
Tesoro Corp., 4.25%, 10/1/2017		235,000	244,400
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		175,000	143,500
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	182,000
Whiting Petroleum Corp., 5.75%, 3/15/2021		245,000	241,325
Williams Partners LP, 6.125%, 7/15/2022		380,000	407,075
WPX Energy, Inc., 5.25%, 1/15/2017		1,015,000	1,035,300

			19,012,865
Financials 8.0%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	845,300
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		155,000	168,369
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	970,968
CIT Group, Inc.:
3.875%, 2/19/2019		1,310,000	1,321,463
5.0%, 5/15/2017		230,000	239,200
5.25%, 3/15/2018		645,000	681,120
Credit Agricole SA, 144A, 7.875%, 1/29/2049		395,000	415,563
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		270,000	267,543
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		365,000	388,725
E*TRADE Financial Corp.:
5.375%, 11/15/2022		225,000	237,375
6.375%, 11/15/2019		759,000	814,976
Hellas Telecommunications Finance, 144A, 8.071% **, 7/15/2015 *	EUR	294,810	0
International Lease Finance Corp.:
3.875%, 4/15/2018		805,000	825,125
5.75%, 5/15/2016		1,215,000	1,265,119
6.25%, 5/15/2019		345,000	386,831
8.75%, 3/15/2017		685,000	764,597
Morgan Stanley, Series H, 5.45%, 7/29/2049		185,000	189,301
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	363,475
(REIT), 6.875%, 5/1/2021		305,000	329,019
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	197,600
144A, 5.875%, 3/15/2022		310,000	331,700
Popular, Inc., 7.0%, 7/1/2019		175,000	175,875
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		300,000	330,000
Societe Generale SA, 144A, 7.875%, 12/29/2049		500,000	506,875
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		310,000	320,075

			12,336,194
Health Care 13.6%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		130,000	139,100
7.75%, 2/15/2019		565,000	588,730
Biomet, Inc.:
6.5%, 8/1/2020		380,000	405,650
6.5%, 10/1/2020		110,000	116,463
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,560,400
5.125%, 8/1/2021		65,000	67,763
6.875%, 2/1/2022		260,000	278,038
7.125%, 7/15/2020		1,830,000	1,955,812
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		615,000	570,412
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	269,638
144A, 5.75%, 1/15/2022		260,000	273,975
144A, 6.0%, 2/1/2025		185,000	195,869
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		250,000	273,125
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	210,425
144A, 6.5%, 9/15/2018		125,000	139,375
HCA, Inc.:
5.25%, 4/15/2025		190,000	208,763
5.375%, 2/1/2025		430,000	455,800
6.5%, 2/15/2020		3,645,000	4,146,187
7.5%, 2/15/2022		460,000	542,800
Hologic, Inc., 6.25%, 8/1/2020		230,000	240,925
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	287,375
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		325,000	345,312
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		395,000	418,700
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		171,000	182,543
Tenet Healthcare Corp., 6.25%, 11/1/2018		2,000,000	2,182,500
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		295,000	310,487
144A, 6.75%, 8/15/2018		1,155,000	1,227,187
144A, 7.5%, 7/15/2021		1,235,000	1,339,975

			20,933,329
Industrials 13.7%
ADT Corp.:
3.5%, 7/15/2022		175,000	160,563
4.125%, 4/15/2019		55,000	55,756
5.25%, 3/15/2020		405,000	424,237
6.25%, 10/15/2021		185,000	200,263
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	526,500
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		210,000	195,300
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		310,000	296,050
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		375,760	383,726
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	389,500
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		185,000	180,375
144A, 5.5%, 9/15/2018 (b)		120,000	121,650
144A, 5.75%, 3/15/2022		265,000	253,075
144A, 6.0%, 10/15/2022		305,000	292,038
144A, 7.5%, 3/15/2025 (b)		125,000	126,406
144A, 7.75%, 3/15/2020		1,365,000	1,423,012
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	419,150
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,030,000	1,037,725
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	270,400
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		325,000	339,625
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	150,350
DR Horton, Inc., 4.0%, 2/15/2020		120,000	121,200
Ducommun, Inc., 9.75%, 7/15/2018		415,000	444,050
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		115,000	118,594
FTI Consulting, Inc.:
6.0%, 11/15/2022		220,000	233,750
6.75%, 10/1/2020		850,000	897,812
Garda World Security Corp., 144A, 7.25%, 11/15/2021		340,000	332,350
Gates Global LLC, 144A, 6.0%, 7/15/2022		225,000	216,000
GenCorp, Inc., 7.125%, 3/15/2021		470,000	497,025
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		530,000	555,837
7.125%, 3/15/2021		60,000	64,659
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		610,000	634,400
Meritor, Inc.:
6.25%, 2/15/2024		255,000	259,463
6.75%, 6/15/2021		615,000	644,212
Moog, Inc., 144A, 5.25%, 12/1/2022		220,000	227,150
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		980,000	918,750
Nortek, Inc., 8.5%, 4/15/2021		235,000	252,625
Oshkosh Corp.:
5.375%, 3/1/2022		195,000	199,875
144A, 5.375%, 3/1/2025 (b)		30,000	30,675
Ply Gem Industries, Inc.:
6.5%, 2/1/2022		510,000	492,850
SBA Communications Corp., 5.625%, 10/1/2019		215,000	226,288
Spirit Aerosystems, Inc.:
5.25%, 3/15/2022		340,000	354,450
6.75%, 12/15/2020		205,000	217,813
Titan International, Inc., 6.875%, 10/1/2020		745,000	677,950
TransDigm, Inc.:
6.0%, 7/15/2022		305,000	308,813
6.5%, 7/15/2024		185,000	189,163
7.5%, 7/15/2021		1,400,000	1,492,750
Triumph Group, Inc., 5.25%, 6/1/2022		150,000	147,750
United Rentals North America, Inc.:
5.75%, 7/15/2018		425,000	441,203
6.125%, 6/15/2023		30,000	32,175
7.375%, 5/15/2020		1,490,000	1,616,650
7.625%, 4/15/2022		350,000	388,783
USG Corp., 144A, 5.5%, 3/1/2025		15,000	15,338
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		315,000	341,381
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		300,000	318,937

			21,156,422
Information Technology 8.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		125,000	130,625
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,045,000	1,118,150
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	280,125
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		390,000	414,375
144A, 6.125%, 11/1/2023		150,000	159,000
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		535,000	499,556
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		370,000	309,875
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		175,000	171,281
CDW LLC:
5.5%, 12/1/2024		890,000	925,600
6.0%, 8/15/2022		1,035,000	1,104,862
8.5%, 4/1/2019		186,000	194,965
CyrusOne LP, 6.375%, 11/15/2022		110,000	116,600
EarthLink Holdings Corp., 7.375%, 6/1/2020		285,000	291,413
Entegris, Inc., 144A, 6.0%, 4/1/2022		185,000	192,400
Equinix, Inc.:
5.375%, 1/1/2022		300,000	312,750
5.375%, 4/1/2023		765,000	799,903
5.75%, 1/1/2025		225,000	236,250
First Data Corp.:
144A, 6.75%, 11/1/2020		1,453,000	1,558,342
144A, 7.375%, 6/15/2019		280,000	294,000
144A, 8.75%, 1/15/2022		565,000	610,200
144A, 8.875%, 8/15/2020		500,000	536,250
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		325,000	350,188
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		305,000	312,244
NCR Corp.:
5.875%, 12/15/2021		65,000	67,275
6.375%, 12/15/2023		165,000	174,488
NXP BV, 144A, 3.75%, 6/1/2018		720,000	732,600
Open Text Corp., 144A, 5.625%, 1/15/2023		245,000	252,350
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023 (b)		185,000	187,544
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,225
Seagate HDD Cayman, 3.75%, 11/15/2018		675,000	689,647
Ymobile Corp., 144A, 8.25%, 4/1/2018		180,000	188,190

			13,241,273
Materials 9.9%
Ardagh Packaging Finance PLC:
144A, 3.241% **, 12/15/2019		390,000	383,175
144A, 6.75%, 1/31/2021		410,000	414,100
Ashland, Inc., 3.875%, 4/15/2018		1,160,000	1,206,400
Berry Plastics Corp.:
5.5%, 5/15/2022		505,000	527,725
9.75%, 1/15/2021		230,000	256,163
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	180,250
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		360,000	368,100
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		390,000	395,850
Crown Americas LLC, 6.25%, 2/1/2021		55,000	58,300
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	259,088
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		471,000	436,852
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	382,850
144A, 8.25%, 11/1/2019		305,000	288,225
Greif, Inc., 7.75%, 8/1/2019		110,000	125,400
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		715,000	682,825
8.875%, 2/1/2018		85,000	71,613
Huntsman International LLC:
5.125%, 4/15/2021	EUR	225,000	266,893
8.625%, 3/15/2021		140,000	150,734
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	325,125
KGHM International Ltd., 144A, 7.75%, 6/15/2019		660,000	681,450
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,443,050
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	266,239
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	207,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		310,000	315,425
Polymer Group, Inc., 7.75%, 2/1/2019		279,000	290,160
PSPC Escrow Corp., 144A, 6.5%, 2/1/2022		280,000	295,050
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		275,000	265,375
144A, 8.25%, 1/15/2021		200,000	193,250
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,690,000	2,794,237
6.875%, 2/15/2021		580,000	613,350
8.25%, 2/15/2021		250,000	263,125
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		145,000	149,350
144A, 5.125%, 12/1/2024		75,000	78,375
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	241,325
Tronox Finance LLC, 6.375%, 8/15/2020		240,000	239,100
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	124,200
144A, 5.625%, 10/1/2024		60,000	64,500

			15,304,229
Telecommunication Services 24.4%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	207,000
144A, 7.875%, 12/15/2019		245,000	260,313
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	272,563
Altice SA, 144A, 7.75%, 5/15/2022		290,000	299,425
B Communications Ltd., 144A, 7.375%, 2/15/2021		330,000	353,100
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		110,000	117,700
Series W, 6.75%, 12/1/2023		325,000	367,047
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,610,000	1,714,650
8.75%, 3/15/2018		790,000	807,775
CommScope, Inc., 144A, 5.0%, 6/15/2021		305,000	308,813
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		315,000	300,038
144A, 8.25%, 9/30/2020		2,037,000	2,060,425
Digicel Ltd.:
144A, 6.75%, 3/1/2023 (b)		470,000	474,112
144A, 7.0%, 2/15/2020		200,000	205,000
144A, 8.25%, 9/1/2017		1,625,000	1,665,625
Frontier Communications Corp.:
6.25%, 9/15/2021		185,000	190,088
6.875%, 1/15/2025		815,000	817,037
7.125%, 1/15/2023		1,475,000	1,539,531
8.25%, 4/15/2017		357,000	396,716
8.5%, 4/15/2020		610,000	689,300
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,180,000	1,289,150
7.625%, 6/15/2021		245,000	271,950
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		510,000	482,587
7.25%, 10/15/2020		725,000	754,000
7.5%, 4/1/2021		1,350,000	1,414,125
Intelsat Luxembourg SA:
7.75%, 6/1/2021		705,000	653,006
8.125%, 6/1/2023		105,000	97,650
Level 3 Communications, Inc., 8.875%, 6/1/2019		30,000	31,763
Level 3 Financing, Inc.:
5.375%, 8/15/2022		1,340,000	1,386,485
6.125%, 1/15/2021		1,340,000	1,418,725
7.0%, 6/1/2020		415,000	446,212
8.125%, 7/1/2019		140,000	148,225
8.625%, 7/15/2020		180,000	196,200
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		370,000	360,750
Pacnet Ltd., 144A, 9.0%, 12/12/2018		200,000	221,500
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		295,000	326,804
144A, 9.0%, 11/15/2018		995,000	1,156,687
Sprint Corp., 7.125%, 6/15/2024		1,395,000	1,388,025
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		130,000	136,825
6.464%, 4/28/2019		395,000	409,812
6.625%, 11/15/2020		260,000	274,300
6.625%, 4/1/2023		1,900,000	2,011,625
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,620,800
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,575,000	1,647,844
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		535,000	585,825
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	455,175
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		225,000	238,500
Windstream Corp.:
6.375%, 8/1/2023		265,000	243,800
7.5%, 4/1/2023		440,000	432,300
7.75%, 10/15/2020		70,000	72,429
7.75%, 10/1/2021		790,000	797,900
7.875%, 11/1/2017		1,710,000	1,851,075
8.125%, 9/1/2018		300,000	313,575
Zayo Group LLC:
144A, 6.0%, 4/1/2023		240,000	245,400
8.125%, 1/1/2020		166,000	175,960

			37,603,247
Utilities 3.7%
AES Corp.:
3.234% **, 6/1/2019		205,000	201,925
7.75%, 10/15/2015		270,000	281,232
8.0%, 10/15/2017		54,000	60,683
8.0%, 6/1/2020		480,000	550,800
Calpine Corp.:
5.375%, 1/15/2023		290,000	294,350
5.75%, 1/15/2025		290,000	295,800
DPL, Inc., 6.5%, 10/15/2016		242,000	255,310
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		65,000	68,981
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		300,000	279,000
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	763,262
144A, 7.25%, 4/1/2016		315,000	331,538
NGL Energy Partners LP, 5.125%, 7/15/2019		230,000	224,250
NRG Energy, Inc.:
6.25%, 5/1/2024		1,455,000	1,484,100
7.875%, 5/15/2021		260,000	282,620
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		235,000	231,475
Suburban Propane Partners LP, 5.75%, 3/1/2025		180,000	184,500

			5,789,826

Total Corporate Bonds (Cost $180,720,327)			184,252,058
Government & Agency Obligation 0.4%
Other Government Related (c)
VTB Bank OJSC, 144A, 6.315%, 2/22/2018 (Cost $750,000)		750,000	676,875
Loan Participations and Assignments 20.7%
Senior Loans **
Consumer Discretionary 5.4%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		622,085	624,421
CSC Holdings, Inc., Term Loan B, 2.672%, 4/17/2020		2,842,785	2,836,261
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		300,859	299,496
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,991,667	2,004,742
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		601,974	602,726
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		402,321	402,673
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		702,900	706,415
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		901,275	884,944

			8,361,678
Consumer Staples 2.3%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		935,971	943,187
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		671,954	671,816
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		1,238,188	1,241,674
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		294,032	292,889
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		282,863	284,630

			3,434,196
Energy 0.7%
Tallgrass Operations LLC:
Term Delayed Draw, 4.44%, 11/13/2017		271,635	266,202
Term Loan B, 5.438%, 11/13/2018		859,786	856,205

			1,122,407
Financials 0.3%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		390,000	394,144

			394,144
Health Care 2.4%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		353,225	354,330
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		376,200	377,628
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		587,050	588,958
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		754,648	751,547
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		874,220	874,312
Term Loan B, 3.5%, 12/11/2019		741,373	741,143

			3,687,918
Industrials 2.2%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		300,000	301,187
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		387,075	382,318
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,527,038	1,523,610
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		1,214,455	1,216,276

			3,423,391
Information Technology 1.2%
First Data Corp., Term Loan, 4.172%, 3/24/2021		1,215,000	1,220,316
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		387,068	386,930
Spansion LLC, Term Loan, 3.75%, 12/19/2019		206,861	206,499

			1,813,745
Materials 2.2%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,338,275	1,335,933
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,161,947	1,155,289
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		984,962	982,564

			3,473,786
Telecommunication Services 3.4%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		2,904,065	2,909,364
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		39,300	39,331
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		1,020,000	1,021,658
Term Loan B5, 4.5%, 1/31/2022		560,000	563,444
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		673,817	667,079

			5,200,876
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		957,938	957,736

Total Loan Participations and Assignments (Cost $32,266,673)			31,869,877
Convertible Bond 0.9%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $783,009)		776,436	1,341,293
Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $423,767)		810,000	729,000

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		12	34,356
Industrials 0.0%
Congoleum Corp.*		14,300	0
Quad Graphics, Inc.		176	4,124

			4,124
Materials 0.0%
GEO Specialty Chemicals, Inc.*		14,091	9,345
GEO Specialty Chemicals, Inc. 144A*		1,283	851

			10,196

Total Common Stocks (Cost $198,219)			48,676
Preferred Stock 0.5%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $686,783)		717	722,490
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		71,669	46,993
Hercules Trust II, Expiration Date 3/31/2029*		775	5,681

Total Warrants (Cost $124,997)			52,674
Cash Equivalents 1.5%
Central Cash Management Fund, 0.06% (e) (Cost $2,323,872)		2,323,872	2,323,872

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $218,277,647) †		143.9	222,016,815
Other Assets and Liabilities, Net		1.6	2,486,113
Notes Payable		(45.5)	(70,180,000)

Net Assets		100.0	154,322,928

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	466,667	467,631	0
Energy Future Holdings Corp.*	6.50%	11/15/2024	USD	300,000	179,068	279,000
Hellas Telecommunications Finance*	8.071%	7/15/2015	EUR	294,810	84,504	0
					731,203	279,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2015.

†
The cost for federal income tax purposes was $219,108,905.  At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $2,907,910.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,216,362 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,308,452.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	43,975	34,356	0.02

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At February 28, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	750,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	60,239	31,698	28,541
1/21/2015 3/20/2020	435,000	2	5.0%	General Motors Co., 6.25%, 10/2/2043, BBB-	78,056	69,996	8,060

Total unrealized appreciation	36,601

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Bank of America
2	Credit Suisse

As of February 28, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	495,000	USD	583,135	4/13/2015	28,884	Bank of America

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$184,252,058	$0	$184,252,058
Government & Agency Obligation	—	676,875	—	676,875
Loan Participations and Assignments	—	31,603,675	266,202	31,869,877
Convertible Bond	—	—	1,341,293	1,341,293
Preferred Security	—	729,000	—	729,000
Common Stocks (h)	4,124	—	44,552	48,676
Preferred Stock	—	722,490	—	722,490
Warrants	—	—	52,674	52,674
Short-Term Investments	2,323,872	—	—	2,323,872
Derivatives (i)
Credit Default Swap Contracts	$—	$36,601	$—	$36,601
Forward Foreign Currency Exchange Contracts	—	28,884	—	28,884

Total	$2,327,996	$218,049,583	$1,704,721	$222,082,300

During the period ended February 28, 2015, the amount of transfers between Level 2and Level 3 was $271,295. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended February 28, 2015, the amount of transfers between Level 3and Level 2 was $283,221. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$36,601	$—
Foreign Exchange Contracts	$—	$28,884

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2015